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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10377

Registrant Name: PIMCO Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas, New York, NY 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, NY 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2008

Date of Reporting Period: January 31, 2008

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2008 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
MUNICIPAL BONDS & NOTES–96.6%
	Alabama–2.8%
$2,500	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.875%, 11/15/24, Ser. A	Baa1/NR	$2,555,525
8,000	Huntsville Health Care Auth. Rev.,
	5.75%, 6/1/31, Ser. A, (Pre-refunded @ $101, 6/1/11) (b)	A2/NR	8,886,400
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev.,
250	5.50%, 1/1/28	NR/NR	230,130
885	5.50%, 1/1/43	NR/NR	782,083
1,350	Montgomery Medical Clinic Board,
	Jackson Hospital & Clinic Rev., GO, 5.25%, 3/1/31	Baa2/BBB−	1,287,482
2,900	Tuscaloosa Educational Building Auth. Rev., 5.00%, 6/1/26	NR/BBB−	2,533,324
			16,274,944
	Alaska–1.6%
900	Industrial Dev. & Export Auth.,
	Boys & Girls Home Rev., 6.00%, 12/1/36	NR/NR	844,956
	Northern Tobacco Securitization Corp. Rev.,
2,400	5.00%, 6/1/46, Ser. A	Baa3/NR	2,008,728
6,000	5.50%, 6/1/29, (Pre-refunded @ $100, 6/1/11) (b)	Aaa/AAA	6,562,140
			9,415,824
	Arizona–3.0%
2,000	Apache Cnty. Industrial Dev. Auth. Pollution Control Rev.,
	Tucson Electric Power Co., 5.875%, 3/1/33	Baa3/B+	1,915,280
2,750	Health Facs. Auth. Rev., Beatitudes Project, 5.20%, 10/1/37	NR/NR	2,307,085
	Pima Cnty. Industrial Dev. Auth. Rev.,
1,260	5.00%, 6/1/37	NR/BBB−	1,128,368
12,045	5.00%, 9/1/39	Aa2/AA	11,875,165
			17,225,898
	Arkansas–0.5%
8,500	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/36 (AMBAC)	Aaa/NR	2,030,735
	Little Rock Municipal Property Owners Multipurpose Improvement Dist., Special Tax, Ser. A,
425	5.00%, 3/1/16	NR/NR	419,160
500	5.25%, 3/1/23	NR/NR	477,425
			2,927,320
	California–3.0%
	Golden State Tobacco Securitization Corp. Tobacco Setlement Rev., Ser. A-1,
6,000	5.00%, 6/1/33	Baa3/BBB	5,272,800
10,000	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (b)	Aaa/AAA	11,815,200
			17,088,000

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Colorado–2.7%
$500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	$432,575
	Denver Health & Hospital Auth. Healthcare Rev., Ser. A (b),
2,000	5.375%, 12/1/28, (Pre-refunded @ $101, 12/1/08)	NR/BBB	2,074,220
1,000	6.00%, 12/1/23, (Pre-refunded @ $100, 12/1/11)	NR/BBB	1,121,350
12,400	Health Facs. Auth. Rev., Liberty Heights, zero coupon, 7/15/24 (b)	Aaa/AAA	5,898,184
4,965	Northwest Parkway Public Highway Auth. Rev.,
	7.125%, 6/15/41, Ser. D, (Pre-refunded @ $102, 6/15/11) (b)	NR/NR	5,732,490
			15,258,819
	Connecticut–0.2%
1,000	State Dev. Auth. Pollution Control Rev., 5.85%, 9/1/28	Baa1/BBB−	1,024,570

	District of Columbia–0.9%
5,010	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	Baa3/BBB	5,128,036
	Florida–2.2%
1,000	Beacon Lakes Community Dev. Dist.,
	Special Assessment, 6.00%, 5/1/38, Ser. A	NR/NR	875,980
940	Dev. Finance Corp. Rev., Learning Gate Community School,
	6.00%, 2/15/37	NR/BBB−	895,416
9,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist/Sunbelt,
	6.00%, 11/15/31, Ser. A, (Pre-refunded @ $101, 11/15/11) (b)	A1/NR	10,133,820
500	Lee Cnty. Industrial Dev. Auth. Rev., 5.375%, 6/15/37, Ser. A	NR/BB	433,655
			12,338,871
	Georgia–0.3%
2,300	Medical Center Hospital Auth. Rev., 5.25%, 7/1/37	NR/NR	1,994,859
	Illinois–11.4%
	Chicago, GO Ser. A (FGIC),
2,935	5.375%, 1/1/34	Aaa/AAA	3,027,423
4,145	5.375%, 1/1/34, (Pre-refunded @ $101, 1/1/09) (b)	Aaa/AAA	4,313,992
10,115	Chicago Board of Education, GO, zero coupon, 12/1/31, Ser. A (FGIC)	Aaa/AAA	2,915,952
	Educational Facs. Auth. Rev.,
1,115	Midwestern Univ., GO, 5.50%, 5/15/18, Ser. B	NR/AAA	1,131,324
	Univ. of Chicago, GO,
5,000	5.125%, 7/1/38, Ser. A (i)	Aa1/AA	5,066,600
190	5.25%, 7/1/41	Aa1/AA	197,321
4,810	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (b)	Aa1/AA	5,285,126
	Finance Auth. Rev.,
5,000	5.50%, 11/15/29, (Pre-refunded @ $101, 11/15/09) (b)	A1/NR	5,333,150
1,260	5.65%, 11/15/24, (Pre-refunded @ $101, 11/15/09) (b)	A1/NR	1,347,230
1,000	6.25%, 8/15/35, Ser. A (d)	NR/NR	987,060
3,800	7.00%, 12/1/37, Ser. A	NR/NR	3,807,486
	Health Facs. Auth. Rev.,
3,000	Decatur Memorial Hospital, 5.75%, 10/1/24	A2/A	3,119,790
5,425	Silver Cross Hospital,
	5.50%, 8/15/25, (Pre-refunded @ $101, 8/15/09) (b)	NR/A	5,752,561

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Illinois–(continued)
	Lake Cnty. Community High School Dist., GO, Ser B. (FGIC),
$5,000	zero coupon, 2/1/19	Aaa/AAA	$3,139,550
5,000	zero coupon, 2/1/20	Aaa/AAA	2,960,350
5,690	zero coupon, 2/1/22	Aaa/AAA	2,987,136
7,345	Regional Transportation Auth. Rev., 5.50%, 6/1/23, Ser. B (FGIC)	Aaa/AAA	8,343,920
	Univ. Rev. (FGIC),
1,495	5.25%, 4/1/32	Aaa/AAA	1,556,549
3,505	5.25%, 4/1/32, (Pre-refunded @ $100, 4/1/11) (b)	Aaa/AAA	3,807,832
			65,080,352
	Indiana–0.7%
500	Anderson Rev., 5.00%, 10/1/32	NR/NR	460,115
4,000	Health & Educational Facs. Financing Auth. Rev.,
	Community Foundation of Northwest Indiana, 5.50%, 3/1/37	NR/BBB−	3,747,040
			4,207,155
	Iowa–1.9%
	Finance Auth. Rev.,
4,890	5.50%, 11/15/37	NR/NR	4,254,887
3,500	6.75%, 11/15/37	NR/NR	3,541,930
1,500	6.75%, 11/15/42	NR/NR	1,512,600
2,000	Wedum Walnut Ridge LLC, 5.625%, 12/1/45, Ser. A	NR/NR	1,772,260
			11,081,677
	Kansas–3.9%
1,000	Lenexa, City Center East Tax Allocation, 6.00%, 4/1/27	NR/NR	948,710
500	Lenexa Rev., 5.50%, 5/15/39	NR/BBB−	456,980
650	Manhattan Rev., 5.125%, 5/15/42	NR/NR	547,124
	Wichita Hospital Rev.,
5,000	5.625%, 11/15/31, Ser. III	NR/A+	5,141,600
14,370	6.25%, 11/15/24, Ser. XI	NR/A+	14,994,377
			22,088,791
	Kentucky–0.2%
860	Economic Dev. Finance Auth., Hospital Facs. Rev.,
	St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	865,126
	Louisiana–5.5%
4,300	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev., GO,
	6.55%, 9/1/25 (ACA)	NR/NR	4,273,125
27,895	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	27,286,889
			31,560,014
	Maryland–0.2%
1,150	Baltimore Water Project Rev., 5.125%, 7/1/42, Ser. A (FGIC)	Aaa/AAA	1,169,193

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Massachusetts–1.9%
$550	State Dev. Finance Agcy. Rev., Linden Ponds, 5.75%, 7/1/32, Ser. A	NR/NR	$507,122
10,000	State Health & Educational Facs. Auth.,
	Partners Healthcare Systems Rev., 5.75%, 7/1/32, Ser. C (i)	Aa2/AA	10,599,600
			11,106,722
	Michigan–2.8%
1,000	Detroit, GO, 5.375%, 4/1/17, Ser. A-1 (MBIA)	Aaa/AAA	1,082,330
775	East Lansing Economic Corp., Burcham Hills Rev., 5.25%, 7/1/37	NR/NR	661,152
4,550	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,648,873
3,000	Mount Clemens Community School Dist.,
	GO, 5.00%, 5/1/31, (Pre-refunded @ $100, 11/1/11) (Q-SBLF) (b)	Aa3/AA−	3,261,540
50	Royal Oak Hospital Finance Auth. Rev.,
	William Beaumont Hospital, 5.25%, 11/15/35, Ser. M (MBIA)	Aaa/AAA	51,042
460	Star International Academy, CP, 6.125%, 3/1/37 (ACA)	NR/BB+	460,363
4,000	State Hospital Finance Auth. Rev.,
	Detroit Medical Center, 6.25%, 8/15/13	Ba3/BB−	4,020,880
775	State Public Educational Facs. Auth. Rev., 5.00%, 9/1/22	NR/BBB−	738,707
2,000	State Strategic Fund Ltd. Obligation Rev.,
	Detroit Edison Pollution Control Co., 5.45%, 9/1/29	A3/A−	2,039,500
			15,964,387
	Minnesota–1.0%
	Agricultural & Economic Dev. Board Rev., Health Care System,
95	6.375%, 11/15/29	A2/A	100,281
2,905	6.375%, 11/15/29, (Pre-refunded @ $101, 11/15/10) (b)	A2/A	3,238,058
	North Oaks, Presbyterian Homes Rev.,
1,070	6.00%, 10/1/33	NR/NR	1,047,969
620	6.125%, 10/1/39	NR/NR	611,828
100	Rochester Rev., 5.30%, 4/1/37, Ser. A	NR/NR	86,958
500	Washington Cnty. Housing & Redev. Auth., 5.625%, 6/1/37, Ser. A	NR/NR	443,550
			5,528,644
	Missouri–0.7%
750	Branson Regional Airport Transportation Dev. Dist. Rev.,
	6.00%, 7/1/37, Ser. A	NR/NR	709,477
2,500	Interstate 470 & 350 Transportation Dev. Dist. Rev.,
	6.35%, 5/1/22, (Pre-refunded @ $100, 5/1/08) (b)	NR/NR	2,525,600
1,000	Joplin Industrial Dev. Auth. Rev., 5.75%, 5/15/26, Ser. F	NR/NR	988,760
			4,223,837
	Nevada–3.6%
3,000	Clark Cnty. Rev., 5.25%, 7/1/34,
	Ser. B, (Pre-refunded @ $100, 7/1/11) (FGIC) (b)	Aaa/AAA	3,273,810
4,250	Truckee Meadows Water Auth. Rev.,
	5.25%, 7/1/34, Ser. A, (Pre-refunded @ $100, 7/1/11) (FSA) (b)	Aaa/AAA	4,637,897
12,185	Washoe Cnty., GO, 5.00%, 1/1/35 (MBIA) (i)	Aaa/AAA	12,488,163
			20,399,870

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	New Hampshire–0.5%
$3,000	State Business Finance Auth. Pollution Control Rev.,
	Conn. Light & Power Co., 5.85%, 12/1/22	Baa1/BBB−	$3,077,640
	New Jersey–5.0%
16,550	Economic Dev. Auth., Kapkowski Road Landfill,
	Special Assessment, 5.75%, 4/1/31	Baa3/NR	16,797,588
	Economic Dev. Auth. Rev., Arbor Glen,
2,510	5.875%, 5/15/16	NR/NR	2,567,805
450	5.875%, 5/15/16, Ser. A, (Pre-refunded @ $102, 5/15/09) (b)	NR/NR	480,591
1,000	Health Care Facs. Financing Auth. Rev.,
	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB−	935,020
9,100	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1A (i)	Baa3/BBB	7,794,059
			28,575,063
	New Mexico–0.4%
2,500	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB−	2,504,000
	New York–2.0%
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	4,278,708
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.
1,120	5.00%, 6/15/37, Ser. D (i)	Aa2/AA+	1,153,992
3,000	5.00%, 6/15/39, Ser. A	Aa2/AA+	3,080,340
2,875	Westchester Cnty. Healthcare Corp. Rev., 5.875%, 11/1/25, Ser. A	Baa3/BBB−	2,886,299
			11,399,339
	North Carolina–0.8%
	Capital Facs. Finance Agcy., Duke Univ. Rev., Ser. A,
570	5.125%, 10/1/41	Aa1/AA+	584,358
2,430	5.125%, 10/1/41, (Pre-refunded @ $100, 10/1/11) (b)	Aaa/AAA	2,652,321
1,500	Medical Care Commission Rev., 5.25%, 1/1/32	NR/NR	1,276,530
			4,513,209
	North Dakota–1.0%
5,400	Stark Cnty., 6.75%, 1/1/33	NR/NR	5,433,102
	Ohio–2.8%
11,000	Buckeye Tobacco Settlement Financing Auth. Rev.,
	5.875%, 6/1/47, Ser. A-2	Baa3/BBB	10,647,230
	Lorain Cnty. Hospital Rev., Catholic Healthcare,
2,500	5.625%, 10/1/17	A1/AA−	2,654,875
2,565	5.75%, 10/1/18	A1/AA−	2,724,799
			16,026,904
	Pennsylvania–5.1%
	Allegheny Cnty. Hospital Dev. Auth. Rev.,
8,600	5.375%, 11/15/40, Ser. A	Ba2/BB	7,523,108
5,780	9.25%, 11/15/30, Ser. B, (Pre-refunded @ $102, 11/15/10) (b)	Ba3/AAA	6,896,985

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Pennsylvania–(continued)
$1,000	Allegheny Cnty. Industrial Dev. Auth. Rev., 5.60%, 9/1/30	Baa1/BBB+	$1,018,320
500	Cumberland Cnty. Municipal Auth. Rev., 5.625%, 7/1/28 (d)	NR/BBB−	493,700
2,575	Delaware Cnty. Auth. College Rev., Neumann College, 5.80%, 10/1/17	NR/BBB	2,716,677
2,000	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	1,965,020
	Higher Educational Facs. Auth. Rev.,
6,200	6.00%, 1/15/31, Ser. A	Aa3/AA−	6,558,980
1,000	LaSalle Univ., 5.00%, 5/1/37, Ser. A	NR/BBB	941,440
	Lancaster Cnty. Hospital Auth., Ser. A
750	6.25%, 7/1/26	NR/NR	753,645
85	6.375%, 7/1/30	NR/NR	85,202
			28,953,077
	Puerto Rico–1.1%
135	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/35	Baa3/BBB−	129,928
	Electric Power Auth. Power Rev., Ser. NN, 5.125%, 7/1/29
1,600	(Pre-refunded@$100,7/1/13)(b)	A3/AAA	1,788,768
	Puerto Rico Sales Tax Financing Corp. Rev.,
32,550	zero coupon, 8/1/54 (AMBAC)	Aaa/AAA	2,577,635
29,200	zero coupon, 8/1/56	A1/A+	2,073,200
			6,569,531
	Rhode Island–4.2%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	23,904,482
	South Carolina–4.4%
	Greenwood Cnty. Hospital Rev., Self Memorial Hospital,
3,500	5.50%, 10/1/21	A2/A	3,630,865
2,000	5.50%, 10/1/26	A2/A	2,050,340
3,000	Jobs Economic Dev. Auth. Hospital Facs. Rev.,
	Georgetown Memorial Hospital, 5.375%, 2/1/30 (Radian)	NR/AA	3,007,050
450	Jobs Economic Dev. Auth. Rev., 5.50%, 5/1/28	NR/NR	413,424
15,600	Tobacco Settlement Rev. Management Auth. Rev.,
	6.375%, 5/15/30, Ser. B	Baa3/BBB	15,868,632
			24,970,311
	Tennessee–0.7%
940	Memphis Health Educational & Housing Fac. Rev.,
	Wesley Housing Corp. Project, 6.95%, 1/1/20 (a) (j)	NR/NR	470,000
3,500	Sumner Cnty. Health Educational & Housing Facs. Board, 5.50%, 11/1/37	NR/NR	3,424,470
			3,894,470
	Texas–10.4%
1,750	Austin Convention Enterprises, Inc. Rev., 5.75%, 1/1/32, Ser. B, (Pre-refunded @ $100, 1/1/11) (b)	Aaa/NR	1,911,472
4,000	Austin Rev., 5.25%, 5/15/31, Ser. A & B (FSA)	Aaa/AAA	4,117,200

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Texas–(continued)
$2,935	Bell Cnty. Health Fac. Dev. Corp. Rev., 5.25%, 11/15/19, (Pre-refunded @ $101, 11/15/08) (b)	NR/AAA	$3,039,163
10,000	Coppell Independent School Dist., GO, zero coupon, 8/15/29, (PSF-GTD)	Aaa/AAA	3,497,500
	Duncanville Independent School Dist., GO, Ser. B (PSF-GTD),
20	5.25%, 2/15/32	Aaa/AAA	20,703
3,660	5.25%, 2/15/32, (Pre-refunded @ $100, 2/15/12) (b)	Aaa/AAA	4,031,527
5,000	Harris Cnty. Health Facs. Dev. Corp. Rev., (b), Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA)	Aaa/AAA	5,273,350
7,000	Memorial Hermann Healthcare, 6.375%, 6/1/29, (Pre-refunded @ $101, 6/1/11)	A2/A	7,902,160
8,500	St. Lukes Episcopal Hospital Rev., 5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (i)	NR/AAA	9,323,225
	Mansfield Independent School Dist., GO (PSF-GTD),
1,715	5.25%, 2/15/23, (Pre-refunded @ $100, 2/15/11) (b)	Aaa/AAA	1,857,431
285	5.25%, 2/15/23	Aaa/AAA	295,967
4,380	Southlake Park Dev. Corp. Rev.,
	5.60%, 8/15/31, (Pre-refunded @ $100, 2/15/11) (AMBAC) (b)	Aaa/AAA	4,546,265
400	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB−	395,304
19,990	State Turnpike Auth. Rev., zero coupon, 8/15/25, Ser. A (AMBAC)	Aaa/AAA	8,512,941
4,530	State Water Financial Assistance, GO, 5.30%, 8/1/18, Ser. A	Aa1/AA	4,738,154
			59,462,362
	Utah–1.4%
7,000	Salt Lake Cnty. Hospital Rev.,
	IHC Health Services, 5.125%, 2/15/33 (AMBAC) (b)	Aaa/AAA	7,449,400
600	Utah Cnty. Lincoln Academy Charter School,
	GO, 5.875%, 6/15/37, Ser. A (ACA) (a) (c)	NR/NR	572,952
			8,022,352
	Virginia–0.3%
2,000	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	NR/NR	1,963,620
	Washington–2.0%
5,420	King Cnty. School Dist. No. 1 Seattle,
	GO, 5.25%, 12/1/21, Ser. A (MBIA)	Aaa/AAA	5,700,810
2,000	State Health Care Facs. Auth. Rev., 6.125%, 8/15/37	Baa2/BBB	1,945,460
	State Housing Finance Commission Rev., Skyline at First Hill,
275	5.25%, 1/1/17, Ser. A	NR/NR	272,099
3,600	5.625%, 1/1/38, Ser. A	NR/NR	3,278,880
			11,197,249
	Wisconsin–3.5%
	Badger Tobacco Asset Securitization Corp. Rev.,
5,000	5.75%, 6/1/12	Baa3/BBB	5,268,750
9,785	6.00%, 6/1/17	Baa3/BBB	10,000,172
2,250	Health & Educational Facs. Auth. Rev.,
	Divine Savior Heathcare Rev., 5.00%, 5/1/32	NR/BBB	2,025,180

PIMCO Municipal Income Fund Schedule of Investments
January 31, 2008 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Wisconsin–(continued)
$2,230	Kenosha Hospital & Medical Center, 5.625%, 5/15/29	NR/A	$2,254,686
550	Milwaukee Redev. Auth. Rev., 5.65%, 8/1/37, Ser. A	NR/NR	505,104
			20,053,892
	Total Municipal Bonds & Notes (cost–$533,099,640)		552,473,512
VARIABLE RATE NOTES (a)(c)(e)(f)–3.7%
	Hawaii–0.3%
1,388	City & Cnty. of Honolulu Rev., 6.12%, 7/1/23, Ser. 400 (FGIC)	Aaa/NR	1,556,303
	Illinois–0.5%
2,902	Cook Cnty., GO, 12.12%, 11/15/28, Ser. 458 (FGIC)	Aaa/NR	3,164,741
	New York–1.7%
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
6,000	9.979%, 6/15/39	Aa2/NR	6,728,400
2,600	11.815%, 6/15/26	NR/AA+	2,975,570
			9,703,970
	Texas–0.8%
3,595	Harris Cnty. Health Facs. Dev. Corp. Rev.,
	14.60%, 7/1/29, Ser. 357 (MBIA)	Aaa/NR	4,577,693
	Washington–0.4%
1,800	Seattle, GO, 13.35%, 12/15/28, Ser. 348	Aa1/NR	2,045,700
	Total Variable Rate Notes (cost–$17,843,029)		21,048,407
U.S. TREASURY BILLS (g)–0.0%
90	2.985%, 3/13/08 (cost–$89,695)	NR/NR	89,695
	Total Investments before options written (cost–$551,032,364)–100.3%		573,611,614
OPTIONS WRITTEN (h)–(0.3)%
Contracts
	Call Options–(0.3)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
573	strike price $114, expires 2/22/08		(1,665,281)

	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures (CBOT),
573	strike price $110, expires 2/22/08		(8,953)
	Total Options Written (premiums received–$790,746)		(1,674,234)
	Total Investments net of options written (cost–$550,241,618)–100.0%		$571,937,380

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.
(a)	Private Placement — Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $21,518,407, representing 3.8% of total investments.
(b)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(c)	144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery security. To be settled/delivered after January 31, 2008.
(e)	Inverse Floater — The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.
(f)	Variable Rate Notes — Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2008.
(g)	All or partial amount segregated as initial margin on futures contracts.
(h)	Non-income producing.
(i)	Residual Interest Bonds held in trust — Represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Security in Default

Glossary:

ACA – insured by American Capital Access Holding Ltd.
AMBAC – insured by American Municipal Bond Assurance Corp.
CBOT – Chicago Board of Trade
CP – Certificates of Participation
FGIC – insured by Financial Guaranty Insurance Co.
FSA – insured by Financial Security Assurance, Inc.
GO – General Obligation Bond
GTD – Guaranteed
MBIA – insured by Municipal Bond Investors Assurance
NR – Not Rated
PSF – Public School Fund
Q-SBLF – Qualified School Bond Loan Fund
Radian – insured by Radian Guaranty, Inc.

Other Investments:

(1) Futures contracts outstanding at January 31, 2008:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Depreciation
Short:	U.S. Treasury Bond Futures	(406)	$(48,440,875)	3/19/08	$(691,641)

(2) Transactions in options written for the nine months ended January 31, 2008:

	Contracts/Notional	Premiums
Options outstanding, April 30, 2007	—	$—
Options written	1,146	790,746
Options outstanding, January 31, 2008	1,146	$790,746

Item 2. Controls and Procedures

(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: March 26, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 26, 2008